UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22486

 NAME OF REGISTRANT:                     GPS Funds II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2300 Contra Costa Blvd.,
                                         Suite 600
                                         Pleasant Hill, CA 94523

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christine Villas-Chernak
                                         2300 Contra Costa Blvd.,
                                         Suite 600
                                         Pleasant Hill, CA 94523

 REGISTRANT'S TELEPHONE NUMBER:          925-521-2244

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


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

GuideMark Global Real Return Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


GuideMark Opportunistic Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


GuidePath Absolute Return Asset Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


GuidePath Strategic Asset Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


GuidePath Tactical Constrained Asset Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
 AQR CAPITAL MANAGEMENT                                                                      Agenda Number:  933480105
--------------------------------------------------------------------------------------------------------------------------
        Security:  00203H602
    Meeting Type:  Special
    Meeting Date:  01-Aug-2011
          Ticker:  ADAIX
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM L. ATWELL                                         Mgmt          For                            For
       GREGG D. BEHRENS                                          Mgmt          For                            For
       DAVID G. KABILLER                                         Mgmt          For                            For
       BRIAN S. POSNER                                           Mgmt          For                            For



GuidePath Tactical Unconstrained Asset Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE GROWTH TRUST                                                                    Agenda Number:  933461991
--------------------------------------------------------------------------------------------------------------------------
        Security:  277902623
    Meeting Type:  Special
    Meeting Date:  01-Jul-2011
          Ticker:  EIHSX
            ISIN:  US2779026234
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE AN AMENDED AND RESTATED                        Mgmt          For                            For
       INVESTMENT ADVISORY AGREEMENT BETWEEN
       ORBIMED ADVISORS LLC AND WORLDWIDE HEALTH
       SCIENCES PORTFOLIO (THE "PORTFOLIO").

02     TO APPROVE THE NEW MANAGEMENT AGREEMENT                   Mgmt          For                            For
       BETWEEN EATON VANCE MANAGEMENT ("EVM") AND
       THE PORTFOLIO, WHICH WILL REPLACE THE
       CURRENT ADMINISTRATION AGREEMENT BETWEEN
       EVM AND THE PORTFOLIO.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         GPS Funds II
By (Signature)       /s/ Carrie E. Hansen
Name                 Carrie E. Hansen
Title                President
Date                 07/27/2012